PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6 – PLANT AND EQUIPMENT

Plant and equipment consisted of the following:

	December 31,
	2011	2010
Plant	$1,346,170	$1,280,820
Furniture and fixtures	64,327	61,201
Equipment	8,862,018	905,830
Automobiles	411,498	391,497
	10,684,013	2,639,348
Construction in progress	5,572,511	1,511,255
Less: Accumulated depreciation	(1,667,572)	(942,207)
Plant and equipment, net	$14,588,952	$3,208,396

Plant and equipment are recorded at cost basis. Gains or losses on disposals are reflected as gain or loss in the year of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repair and maintenance costs are expensed as incurred.

Included in Equipment, is $6,150,173 that was produced for operating leasing that is leased to our customers..

Depreciation for financial reporting purposes is provided using the straight line method over the estimated useful lives of the assets. The Company had depreciation expense of $725,365 and $331,198 for the years ended December 31, 2011 and 2010, respectively.